Apr. 14, 2020

PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA LONG/SHORT VALUE FUND
Investor Class PZVLX
Institutional Class PZILX

PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX

Each a Series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information ("SAI") dated June 28, 2019

Effective immediately, the redemption fee for the Pzena Funds will be removed. All references to redemption fees throughout the statutory prospectus and SAI are hereby removed.

Please retain this Supplement for future reference.
Pzena Mid Cap Value Fund
PZENA MID CAP VALUE FUND
Pzena Small Cap Value Fund
PZENA SMALL CAP VALUE FUND
Pzena Emerging Markets Value Fund
PZENA EMERGING MARKETS VALUE FUND
Pzena Long/Short Value Fund
PZENA LONG/SHORT VALUE FUND
Pzena International Small Cap Value Fund
PZENA INTERNATIONAL SMALL CAP VALUE FUND